SUMMARY OF DEBT COMPONENT (Details) $ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)
Opening balance	$ 9,238	$ 11,802	$ 7,283		$ 9,299
Interest expense	822	1,041	3,427		4,294
Value of shares issued to settle interest payable			(1,433)	[1]	(1,791)
Exchange differences	239		(39)
Closing balance	$ 10,299	$ 12,843	$ 9,238		$ 11,802

[1]	The Company elected to pay the December 31, 2020, June 30, 2021 and December 31, 2021 interest payments on the Debentures (Note 7) in common shares valued at C$754 ($588), C$888 ($727) and C$903 ($706) respectively.